Common Stock Repurchases (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
Stock Repurchased and Retired During Period, Shares	2,048,227
Stock Repurchased and Retired During Period Cost Per Share	$ 0.15
Stock Repurchased and Retired During Period, Value	$ 307,234